Annual Total Returns - FidelityMacroOpportunitiesRiskParityFunds-RetailComboPRO - FidelityMacroOpportunitiesRiskParityFunds-RetailComboPRO - Fidelity Macro Opportunities Fund	Mar. 30, 2024
Bar Chart Table:
Annual Return, Inception Date	Sep. 01, 2022
Fidelity Macro Opportunities Fund
Bar Chart Table:
Annual Return 2023	(3.67%)